Discontinued operations - Summary of Commitments and Contingencies (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Real estate [member]
Disclosure Of Detailed Purchase And Sale Transactions Of Investments Relating to Discontinued Operations [Line Items]
Purchase		€ 129
Sale	€ 1	6
Mortgage loans [member]
Disclosure Of Detailed Purchase And Sale Transactions Of Investments Relating to Discontinued Operations [Line Items]
Purchase	468	1,163
Sale		67
Private loans [member]
Disclosure Of Detailed Purchase And Sale Transactions Of Investments Relating to Discontinued Operations [Line Items]
Purchase	150	311
Other [member]
Disclosure Of Detailed Purchase And Sale Transactions Of Investments Relating to Discontinued Operations [Line Items]
Purchase	1,408	€ 1,358
Discontinued operations [member] | Real estate [member]
Disclosure Of Detailed Purchase And Sale Transactions Of Investments Relating to Discontinued Operations [Line Items]
Purchase	341
Sale	4
Discontinued operations [member] | Mortgage loans [member]
Disclosure Of Detailed Purchase And Sale Transactions Of Investments Relating to Discontinued Operations [Line Items]
Purchase	1,094
Sale	37
Discontinued operations [member] | Private loans [member]
Disclosure Of Detailed Purchase And Sale Transactions Of Investments Relating to Discontinued Operations [Line Items]
Purchase	752
Discontinued operations [member] | Other [member]
Disclosure Of Detailed Purchase And Sale Transactions Of Investments Relating to Discontinued Operations [Line Items]
Purchase	€ 209